Vanguard® Explorer™ Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Communication Services (1.8%)
	Cinemark Holdings Inc.	1,890,542	69,175
	New York Times Co. Class A	846,066	63,362
*	Live Nation Entertainment Inc.	301,507	52,501
*	Take-Two Interactive Software Inc.	198,709	48,270
*,1	Liftoff Mobile Inc.	994,747	22,083
*	DoubleVerify Holdings Inc.	1,784,628	20,077
*	Cargurus Inc.	398,122	14,428
*	Magnite Inc.	592,650	11,438
*	Trade Desk Inc. Class A	622,540	11,231
*	Lumen Technologies Inc.	1,609,748	10,270
	Sirius XM Holdings Inc.	272,100	8,060
*	IMAX Corp.	165,690	7,927
	Nexstar Media Group Inc.	38,825	7,397
	TKO Group Holdings Inc.	40,000	7,272
*	Roku Inc.	44,370	6,434
*	Stubhub Holdings Inc. Class A	600,986	5,072
*	Lionsgate Studios Corp.	372,190	4,943
*	Bandwidth Inc. Class A	126,133	4,937
	Playtika Holding Corp.	1,189,188	4,745
*	EverQuote Inc. Class A	183,254	4,622
*	USA TODAY Co. Inc.	477,002	4,145
*	Yelp Inc.	149,372	3,948
*	Bumble Inc. Class A	1,031,459	2,940
*	ZipRecruiter Inc. Class A	692,065	2,727
	Entravision Communications Corp. Class A	180,613	2,027
*	Mediaalpha Inc. Class A	109,501	1,356
*	Madison Square Garden Entertainment Corp.	16,934	1,308
*	MNTN Inc. Class A	113,900	1,050
*,1	fuboTV Inc. Class A	102,966	911
			404,656
Consumer Discretionary (10.4%)
*	Burlington Stores Inc.	399,603	147,246
*	Valvoline Inc.	2,880,611	110,644
	Somnigroup International Inc.	1,572,131	102,707
	Wingstop Inc.	759,934	98,404
	Texas Roadhouse Inc.	456,861	93,858
*	Brinker International Inc.	423,156	90,428
*	Life Time Group Holdings Inc.	1,884,282	84,981
	Dick's Sporting Goods Inc.	368,515	72,196
*	Boot Barn Holdings Inc.	474,833	70,745
	Hyatt Hotels Corp. Class A	389,945	67,874
	Patrick Industries Inc.	811,006	66,949
*	YETI Holdings Inc.	1,341,355	65,646
*	Champion Homes Inc.	740,861	58,980
	Levi Strauss & Co. Class A	2,219,151	54,414
	Meritage Homes Corp.	772,275	54,214
	Installed Building Products Inc.	236,260	52,672
*	Five Below Inc.	226,078	49,088
*	Dutch Bros Inc. Class A	745,185	49,056
*	Ollie's Bargain Outlet Holdings Inc.	580,749	42,668
	Travel & Leisure Co.	549,459	41,770
*	Viking Holdings Ltd.	383,972	40,068
	Churchill Downs Inc.	461,450	38,900
*	Chewy Inc. Class A	1,702,100	38,467
*	Frontdoor Inc.	523,326	38,009
*	Genius Sports Ltd.	5,324,348	36,898
*	Covista Inc.	267,623	33,413
	Tractor Supply Co.	1,079,507	33,216
	Ralph Lauren Corp.	83,989	31,944

		Shares	Market Value ($000)
*	Abercrombie & Fitch Co. Class A	306,819	30,541
*	SharkNinja Inc.	173,005	27,987
*,1	Sportradar Group AG Class A	1,647,203	23,950
	Tapestry Inc.	147,300	22,444
*	BJ's Restaurants Inc.	310,726	21,008
	Murphy USA Inc.	34,546	20,996
	Monarch Casino & Resort Inc.	156,366	19,194
*	Bright Horizons Family Solutions Inc.	227,728	16,975
*	Cavco Industries Inc.	30,087	16,459
	Hasbro Inc.	172,912	16,243
*	Etsy Inc.	196,078	16,016
	Academy Sports & Outdoors Inc.	336,498	15,967
*	Victoria's Secret & Co.	176,787	15,677
*	Laureate Education Inc.	408,811	15,662
*	Stride Inc.	167,791	13,472
	Phinia Inc.	178,382	13,127
*	Amer Sports Inc.	354,721	12,596
*	Revolve Group Inc.	491,984	12,354
*	Urban Outfitters Inc.	161,122	11,952
*	Navan Inc. Class A	443,351	11,802
*	Cava Group Inc.	180,300	11,761
*	Global-e Online Ltd.	284,430	11,181
	Red Rock Resorts Inc. Class A	161,847	10,429
*	Sonos Inc.	663,121	9,721
*	Crocs Inc.	67,462	8,636
*	Shake Shack Inc. Class A	126,331	7,927
*	Green Brick Partners Inc.	111,976	7,920
*	Liberty Live Holdings Inc. Class C	77,664	7,658
	Build-A-Bear Workshop Inc.	215,862	7,322
	Buckle Inc.	160,952	7,045
*	Planet Fitness Inc. Class A	115,137	6,437
	Boyd Gaming Corp.	69,950	5,950
*	Grand Canyon Education Inc.	39,677	5,767
*	Warby Parker Inc. Class A	215,903	5,762
	Dine Brands Global Inc.	150,130	5,396
	Visteon Corp.	50,017	5,229
	Bloomin' Brands Inc.	566,186	4,903
*	American Public Education Inc.	95,558	4,636
*	Lindblad Expeditions Holdings Inc.	141,929	4,198
*	Gentherm Inc.	100,935	4,096
*	National Vision Holdings Inc.	184,530	4,067
*	Stitch Fix Inc. Class A	880,954	3,541
	Carriage Services Inc.	80,893	3,266
	Upbound Group Inc.	166,132	3,221
	OneSpaWorld Holdings Ltd.	101,171	2,606
	Perdoceo Education Corp.	81,734	2,600
*	Deckers Outdoor Corp.	25,803	2,500
*	ThredUP Inc. Class A	400,296	2,314
*	Peloton Interactive Inc. Class A	322,735	2,062
*	Genesco Inc.	53,881	2,059
	Dana Inc.	73,590	1,982
*	Universal Technical Institute Inc.	42,888	1,686
*	Hilton Grand Vacations Inc.	34,856	1,608
	Standard Motor Products Inc.	40,577	1,551
*	Sabre Corp.	596,414	1,103
*	Lincoln Educational Services Corp.	25,905	1,083
*	Pattern Group Inc. Class A	37,986	874
*	Citi Trends Inc.	13,048	870
	Wolverine World Wide Inc.	41,664	820
*	Accel Entertainment Inc.	54,073	650
			2,302,314
Consumer Staples (2.2%)
	Casey's General Stores Inc.	116,995	101,903
*	US Foods Holding Corp.	1,001,635	100,755
*	Performance Food Group Co.	657,514	75,213
*	Freshpet Inc.	1,117,966	66,564
*	BJ's Wholesale Club Holdings Inc.	493,243	48,229
	Coca-Cola Consolidated Inc.	174,492	32,787
	PriceSmart Inc.	152,980	29,664

		Shares	Market Value ($000)
	Interparfums Inc.	68,826	8,572
*	Darling Ingredients Inc.	97,203	5,894
	WD-40 Co.	24,279	5,515
	John B Sanfilippo & Son Inc.	50,137	4,149
	Marzetti Co.	30,062	3,213
*	United Natural Foods Inc.	49,068	2,494
*	Herbalife Ltd.	185,642	2,306
*	Celsius Holdings Inc.	57,789	1,688
	Natural Grocers by Vitamin Cottage Inc. Class C	33,666	1,079
*	Vita Coco Co. Inc.	15,438	1,018
*	Boston Beer Co. Inc. Class A	4,230	775
	Energizer Holdings Inc.	30,153	632
*	Niagen Bioscience Inc.	168,651	574
			493,024
Energy (4.3%)
	Permian Resources Corp. Class A	8,736,096	186,166
	Viper Energy Inc. Class A	2,701,527	120,515
	Chord Energy Corp.	650,044	91,253
	TechnipFMC plc	929,555	66,612
*	Tidewater Inc.	777,894	58,389
	Cactus Inc. Class A	898,019	58,380
	Expand Energy Corp.	393,321	36,984
	Magnolia Oil & Gas Corp. Class A	1,421,183	36,539
*	Oceaneering International Inc.	674,506	32,902
	HF Sinclair Corp.	282,053	25,799
	Solaris Energy Infrastructure Inc.	481,850	24,772
	Archrock Inc.	688,098	24,606
	Weatherford International plc	268,222	23,547
	Range Resources Corp.	540,214	21,684
*	Antero Resources Corp.	579,706	20,951
*	Uranium Energy Corp.	1,895,570	18,198
	Delek US Holdings Inc.	223,901	15,196
*	Expro Ltd.	797,809	12,725
*	National Energy Services Reunited Corp.	442,912	11,941
*	Energy Fuels Inc.	927,702	10,613
	Kodiak Gas Services Inc.	165,925	9,741
	Liberty Energy Inc.	344,325	6,442
	DHT Holdings Inc.	332,234	6,170
*	Par Pacific Holdings Inc.	57,376	4,936
*	REX American Resources Corp.	105,347	4,534
	Matador Resources Co.	83,186	4,150
	Riley Exploration Permian Inc.	85,696	2,937
	Dorian LPG Ltd.	60,151	2,852
	Select Water Solutions Inc.	149,733	2,773
*,1	PrimeEnergy Resources Corp.	14,953	2,753
*	ProPetro Holding Corp.	247,878	2,751
	Flowco Holdings Inc. Class A	68,301	1,397
*	Forum Energy Technologies Inc.	17,962	1,126
*	Gulfport Energy Corp.	6,975	1,126
*	TETRA Technologies Inc.	144,757	1,115
*	Kosmos Energy Ltd.	390,431	1,050
	VAALCO Energy Inc.	133,671	712
*,1	Sable Offshore Corp.	127,326	674
			955,011
Financials (10.3%)
	Wintrust Financial Corp.	927,555	147,982
	UMB Financial Corp.	921,703	134,320
	Houlihan Lokey Inc.	857,448	107,601
	Pinnacle Financial Partners Inc.	879,701	92,571
	Southstate Bank Corp.	839,198	88,191
	Assurant Inc.	314,412	87,781
	Columbia Banking System Inc.	2,763,122	86,403
	Ally Financial Inc.	1,991,783	86,304
	HA Sustainable Infrastructure Capital Inc.	2,266,600	85,836
	FirstCash Holdings Inc.	398,439	81,286
	First American Financial Corp.	1,036,621	77,736
	Voya Financial Inc.	760,650	75,631
	Piper Sandler Cos.	927,232	70,284
	StepStone Group Inc. Class A	1,524,476	66,864

		Shares	Market Value ($000)
*	Palomar Holdings Inc.	483,372	64,670
	Morningstar Inc.	319,185	61,465
	BGC Group Inc. Class A	4,489,125	51,715
	Popular Inc.	290,037	50,817
*	Toast Inc. Class A	1,490,466	48,097
*	Affirm Holdings Inc.	596,747	42,673
	Evercore Inc. Class A	128,899	41,320
*	Enova International Inc.	151,762	38,569
	Marex Group Ltd.	563,195	36,563
*	StoneX Group Inc.	441,181	33,781
	First BanCorp (XNYS)	1,148,859	33,237
*,1	Shift4 Payments Inc. Class A	607,030	32,173
	Tradeweb Markets Inc. Class A	317,346	31,893
	Ryan Specialty Holdings Inc.	637,989	28,174
	Virtu Financial Inc. Class A	445,371	26,157
	Fulton Financial Corp.	1,038,096	25,257
	Hamilton Lane Inc. Class A	223,834	19,901
*	Skyward Specialty Insurance Group Inc.	323,178	19,375
	StoneCo. Ltd. Class A	1,572,219	17,884
*	Sezzle Inc.	107,402	16,620
*	NMI Holdings Inc.	374,412	16,586
*,1	Bullish	645,790	14,072
*	SiriusPoint Ltd.	577,222	13,651
	Western Alliance Bancorp	167,697	13,498
	EVERTEC Inc.	429,495	13,074
	Federated Hermes Inc.	215,625	12,929
	Primerica Inc.	39,506	12,640
	International Bancshares Corp.	159,839	12,234
*	Slide Insurance Holdings Inc.	589,992	11,782
	Acadian Asset Management Inc.	124,753	10,790
	Jefferies Financial Group Inc.	175,787	9,598
	Banc of California Inc.	490,760	9,398
	East West Bancorp Inc.	70,685	9,260
*	Figure Technology Solutions Inc. Class A	359,426	8,953
	Bank of NT Butterfield & Son Ltd.	142,747	8,749
	Affiliated Managers Group Inc.	23,557	8,639
	Virtus Investment Partners Inc.	52,659	8,391
	PagSeguro Digital Ltd. Class A	810,731	7,815
*	Oscar Health Inc. Class A	245,171	7,654
*	Heritage Insurance Holdings Inc.	258,215	7,584
	XP Inc. Class A	431,223	7,357
	Universal Insurance Holdings Inc.	154,295	6,744
	Equitable Holdings Inc.	108,265	5,159
	Bank of Hawaii Corp.	58,952	4,710
*	Dave Inc.	11,894	4,433
*	Customers Bancorp Inc.	52,042	4,095
	WisdomTree Inc.	207,732	4,024
*	Bowhead Specialty Holdings Inc.	95,348	2,917
	Lazard Inc.	66,232	2,807
	Northrim BanCorp Inc.	83,064	2,202
	Artisan Partners Asset Management Inc. Class A	55,558	2,180
	PROG Holdings Inc.	40,484	1,782
*	NerdWallet Inc. Class A	176,809	1,591
*	LendingTree Inc.	45,185	1,440
*	Upstart Holdings Inc.	50,039	1,373
	SLM Corp.	33,052	859
*	Marqeta Inc. Class A	38,991	677
			2,280,778
Health Care (20.5%)
*	Medpace Holdings Inc.	269,615	155,598
*	Bridgebio Pharma Inc.	1,724,983	138,154
*	Guardant Health Inc.	836,249	135,464
*	ICON plc	827,916	135,418
*	Protagonist Therapeutics Inc.	881,156	120,401
*	Axsome Therapeutics Inc.	531,004	115,754
	Encompass Health Corp.	1,034,944	114,951
*	Neurocrine Biosciences Inc.	637,614	106,354
*	Roivant Sciences Ltd.	2,969,485	100,695
*	Madrigal Pharmaceuticals Inc.	198,740	92,875

		Shares	Market Value ($000)
*	Tenet Healthcare Corp.	333,416	84,948
*	Charles River Laboratories International Inc.	348,030	80,920
*	Travere Therapeutics Inc.	1,431,331	79,997
*	Exelixis Inc.	1,506,131	79,870
*	Ionis Pharmaceuticals Inc.	1,465,677	75,878
*	Kymera Therapeutics Inc.	693,227	71,680
*	Vaxcyte Inc.	1,318,149	71,286
*	Halozyme Therapeutics Inc.	832,286	68,697
*	Ligand Pharmaceuticals Inc.	234,250	67,356
*	Natera Inc.	242,967	65,057
*	Ascendis Pharma A/S	260,381	63,510
*	Insulet Corp.	373,554	61,767
*	IRhythm Holdings Inc.	521,698	61,127
*	Glaukos Corp.	362,861	60,496
*	Illumina Inc.	291,071	59,699
*	RadNet Inc.	923,146	58,878
*	TG Therapeutics Inc.	1,108,651	57,683
*	Repligen Corp.	394,367	55,610
*	Rhythm Pharmaceuticals Inc.	559,749	55,555
*	Twist Bioscience Corp.	604,500	55,342
*	Celldex Therapeutics Inc.	1,447,608	55,096
*	Cytokinetics Inc.	700,933	54,063
*	Dexcom Inc.	634,392	52,940
*	Option Care Health Inc.	2,181,430	50,238
*	BrightSpring Health Services Inc.	823,265	49,157
*	Spyre Therapeutics Inc.	489,165	48,100
*	HealthEquity Inc.	476,716	47,962
*	Veracyte Inc.	983,816	45,570
	QIAGEN NV	1,099,034	45,500
*	Doximity Inc. Class A	2,147,510	44,904
*	Globus Medical Inc. Class A	562,984	44,358
*	Supernus Pharmaceuticals Inc.	870,341	38,843
*	Mirum Pharmaceuticals Inc.	364,977	38,669
*	Insmed Inc.	380,992	37,566
*	Scholar Rock Holding Corp.	755,437	35,728
*	10X Genomics Inc. Class A	749,707	35,439
*	Arrowhead Pharmaceuticals Inc.	414,386	35,078
*	CG oncology Inc.	467,276	33,265
*	IDEXX Laboratories Inc.	52,397	29,294
*	Haemonetics Corp.	308,872	26,421
*	Lantheus Holdings Inc.	248,715	24,782
*	Dianthus Therapeutics Inc.	227,655	24,341
*	Praxis Precision Medicines Inc.	77,563	23,876
*	Cogent Biosciences Inc.	607,723	23,659
*	Merit Medical Systems Inc.	273,652	23,263
*	Adaptive Biotechnologies Corp.	993,894	22,432
*	Definium Therapeutics Inc.	511,828	22,275
*	Corcept Therapeutics Inc.	184,933	21,173
*	Ultragenyx Pharmaceutical Inc.	821,986	20,476
*	Structure Therapeutics Inc. ADR	405,606	19,485
	LeMaitre Vascular Inc.	187,439	18,991
*	Viridian Therapeutics Inc.	960,500	18,173
*	Axogen Inc.	428,087	18,070
*	Indivior Pharmaceuticals Inc.	437,301	17,496
*	Geron Corp. (XNGS)	12,981,241	16,746
*	Xenon Pharmaceuticals Inc.	264,420	16,571
*	Relay Therapeutics Inc.	864,945	16,287
*	Amneal Pharmaceuticals Inc.	880,942	16,139
*	UFP Technologies Inc.	62,890	16,023
*	Jazz Pharmaceuticals plc	59,681	15,091
*	Arcutis Biotherapeutics Inc.	561,183	15,073
*	LivaNova plc	182,866	14,655
	Concentra Group Holdings Parent Inc.	458,042	14,497
*	Viking Therapeutics Inc.	444,125	14,097
*	Liquidia Corp.	166,823	14,031
*	Tango Therapeutics Inc.	504,923	13,724
*	ACADIA Pharmaceuticals Inc.	524,179	13,561
*	Arcus Biosciences Inc.	452,833	12,765
*	Erasca Inc.	684,547	12,425
*	Nurix Therapeutics Inc.	529,543	12,291

		Shares	Market Value ($000)
*	BioCryst Pharmaceuticals Inc.	1,341,254	12,044
*	Xencor Inc.	592,179	11,968
*	Beam Therapeutics Inc.	453,701	11,578
*	Krystal Biotech Inc.	32,709	11,158
*	Waystar Holding Corp.	525,611	11,096
*	LifeStance Health Group Inc.	1,055,274	11,059
*	Billiontoone Inc. Class A	78,836	10,927
*	Immunovant Inc.	274,212	10,590
*	Phreesia Inc.	984,175	10,560
*	AtriCure Inc.	278,164	10,503
*	Establishment Labs Holdings Inc.	111,343	10,304
*	Disc Medicine Inc.	133,230	10,259
*	Kodiak Sciences Inc.	245,680	10,215
*	Alumis Inc.	360,610	10,187
*	Alkermes plc	207,907	10,185
	Ensign Group Inc.	56,880	10,134
*	Veeva Systems Inc. Class A	48,445	9,872
*	PTC Therapeutics Inc.	141,600	9,630
*	Dyne Therapeutics Inc.	367,146	9,245
*	Inspire Medical Systems Inc.	182,216	9,149
*	Progyny Inc.	291,539	9,076
*	Vera Therapeutics Inc.	274,611	8,815
*,1	Monte Rosa Therapeutics Inc.	533,079	8,806
*	Enliven Therapeutics Inc.	159,301	8,731
*	Alignment Healthcare Inc.	585,312	8,692
*	Denali Therapeutics Inc.	363,363	8,365
*	Verastem Inc.	1,397,172	8,104
*	Sarepta Therapeutics Inc.	528,659	7,856
	STERIS plc	33,961	7,757
*	Castle Biosciences Inc.	275,891	7,725
*	Oruka Therapeutics Inc.	78,586	7,584
*	Mineralys Therapeutics Inc.	293,266	7,484
*	Ardelyx Inc.	1,508,019	7,465
*	Syndax Pharmaceuticals Inc.	389,777	7,425
*	Arvinas Inc.	896,372	7,198
*	CareDx Inc.	164,266	7,180
*,1	Recursion Pharmaceuticals Inc. Class A	2,340,373	7,021
*	Biohaven Ltd.	485,893	6,560
*	Olema Pharmaceuticals Inc.	557,806	6,387
*	Celcuity Inc.	71,900	6,211
*	Puma Biotechnology Inc.	777,390	6,165
*	Prothena Corp. plc	757,200	6,148
*	Novocure Ltd.	410,310	6,089
*	Tyra Biosciences Inc.	190,396	6,070
*	AnaptysBio Inc.	112,416	5,999
*	Ironwood Pharmaceuticals Inc.	1,403,741	5,938
*	ORIC Pharmaceuticals Inc.	526,858	5,832
*	Teladoc Health Inc.	775,333	5,202
*	Palvella Therapeutics Inc.	36,632	5,093
*	Ocular Therapeutix Inc.	615,301	5,027
*	Cullinan Therapeutics Inc.	303,486	5,008
*	Janux Therapeutics Inc.	326,362	4,951
*	ADMA Biologics Inc.	550,063	4,654
*	Stoke Therapeutics Inc.	161,128	4,650
*	NeoGenomics Inc.	296,198	4,529
*	Hims & Hers Health Inc.	161,206	4,477
*	First Tracks Biotherapeutics Inc.	98,262	4,327
*	Amylyx Pharmaceuticals Inc.	209,484	4,255
*	Kestra Medical Technologies Ltd.	183,044	4,179
*	Bicara Therapeutics Inc.	151,536	4,107
*	Immunome Inc.	177,874	4,048
*	Aveanna Healthcare Holdings Inc.	430,569	4,043
*	Xeris Biopharma Holdings Inc.	490,039	3,960
*	Corvus Pharmaceuticals Inc.	290,675	3,854
*	Revolution Medicines Inc.	20,213	3,791
*	Ideaya Biosciences Inc.	105,912	3,760
*	Tempus AI Inc. Class A	85,317	3,743
*	Vir Biotechnology Inc.	409,998	3,551
*	Altimmune Inc.	1,213,513	3,446
*	Omada Health Inc.	164,037	3,254

		Shares	Market Value ($000)
*	Absci Corp.	407,391	3,170
*	Taysha Gene Therapies Inc.	528,211	3,095
*	Tactile Systems Technology Inc.	108,595	3,059
*	Kailera Therapeutics Inc.	160,675	2,722
*,1	ImmunityBio Inc.	370,147	2,654
*	Avalo Therapeutics Inc.	142,537	2,601
*	Tandem Diabetes Care Inc.	132,594	2,586
*	Edgewise Therapeutics Inc.	66,078	2,539
*	Larimar Therapeutics Inc.	659,133	2,518
*,1	Avalyn Pharma Inc.	87,237	2,512
*	Shattuck Labs Inc.	319,591	2,260
*	Kura Oncology Inc.	245,051	2,208
*,1	Agenus Inc.	290,646	2,180
*	Community Health Systems Inc.	768,760	2,145
*	SI-BONE Inc.	119,333	2,119
*	Ginkgo Bioworks Holdings Inc.	251,437	2,034
	HealthStream Inc.	71,509	2,005
*	TransMedics Group Inc.	25,605	1,959
*	Rocket Pharmaceuticals Inc.	606,927	1,888
*,1	Bioventus Inc. Class A	140,343	1,848
*	Compass Therapeutics Inc.	962,801	1,839
*	REGENXBIO Inc.	185,846	1,801
*	Enanta Pharmaceuticals Inc.	140,620	1,772
*	Pediatrix Medical Group Inc.	65,377	1,733
*	Keros Therapeutics Inc.	171,150	1,723
*,1	MapLight Therapeutics Inc.	131,368	1,710
*	Arcturus Therapeutics Holdings Inc.	285,663	1,645
*	Annexon Inc.	320,050	1,631
	CONMED Corp.	35,155	1,628
*	MacroGenics Inc.	421,515	1,555
*	CorVel Corp.	23,911	1,436
*	Privia Health Group Inc.	60,258	1,426
*	Voyager Therapeutics Inc.	457,063	1,385
*	Harmony Biosciences Holdings Inc.	39,133	1,379
*	Phathom Pharmaceuticals Inc.	151,867	1,329
*	Aura Biosciences Inc.	187,048	1,311
*	Zevra Therapeutics Inc.	137,128	1,304
*	Trevi Therapeutics Inc.	66,102	1,206
*	Cabaletta Bio Inc.	448,514	1,202
*	Organogenesis Holdings Inc.	492,497	1,167
*	WaVe Life Sciences Ltd.	211,153	1,163
*	Pennant Group Inc.	28,856	1,163
*	Artivion Inc.	43,233	1,160
*	Nektar Therapeutics	16,017	1,132
	iRadimed Corp.	11,870	1,079
*	Alector Inc.	673,493	1,017
*	EyePoint Inc.	82,348	1,009
	Phibro Animal Health Corp. Class A	25,773	936
	Mesa Laboratories Inc.	7,490	755
*	Omnicell Inc.	21,275	752
*	Inhibrx Biosciences Inc.	8,700	714
*	Sutro Biopharma Inc.	28,467	688
*	Joint Corp.	81,335	674
*	Aldeyra Therapeutics Inc.	331,506	511
*	OptimizeRx Corp.	78,924	477
*	Codexis Inc.	316,606	443
*	BioAge Labs Inc.	45,876	415
*	Capricor Therapeutics Inc.	40,091	154
*,1,2	Cartesian Therapeutics Inc. CVR	528,838	95
*,2	OmniAb Inc. 12.5 Earnout	84,348	—
*,2	OmniAb Inc. 15 Earnout	84,348	—
*,2	Carisma Therapeutics Inc. CVR	1,476,709	—
			4,529,555
Industrials (21.2%)
	BWX Technologies Inc.	951,000	160,434
*	RBC Bearings Inc.	279,938	154,333
*	ATI Inc.	779,256	146,064
	Applied Industrial Technologies Inc.	393,180	135,730
*	Clean Harbors Inc.	377,092	117,985

		Shares	Market Value ($000)
	Regal Rexnord Corp.	505,443	103,732
*	Kirby Corp.	775,959	101,759
	Acuity Inc.	306,622	100,692
	WESCO International Inc.	283,314	97,316
*	XPO Inc.	478,025	96,069
*	Sterling Infrastructure Inc.	158,785	94,758
	Woodward Inc.	249,476	89,998
*	Nextpower Inc. Class A	996,758	89,579
*	API Group Corp.	2,218,601	88,034
	AAON Inc.	980,812	87,351
*,1	EquipmentShare.com Inc. Class A	4,601,916	86,286
*,1	Karman Holdings Inc.	1,769,373	85,195
	Primoris Services Corp.	1,004,872	84,821
*	StandardAero Inc.	2,871,899	84,175
	Carpenter Technology Corp.	160,402	83,354
	Rush Enterprises Inc. Class A	979,210	78,131
	Ryder System Inc.	289,421	74,213
*	Modine Manufacturing Co.	357,987	71,977
	Korn Ferry	866,941	71,323
	GATX Corp.	393,548	70,394
*	Kratos Defense & Security Solutions Inc.	1,431,275	66,697
	Moog Inc. Class A	161,992	63,153
	AerCap Holdings NV	399,651	60,307
	HEICO Corp. Class A	229,254	58,982
	Advanced Drainage Systems Inc.	403,257	55,843
	Boise Cascade Co.	727,594	55,574
*	Bloom Energy Corp. Class A	251,041	51,667
	Leonardo DRS Inc.	1,064,700	49,029
	Argan Inc.	83,573	47,673
	WillScot Holdings Corp.	1,934,760	46,976
	nVent Electric plc	277,646	42,710
	Verisk Analytics Inc.	218,288	42,533
*	Saia Inc.	122,057	42,431
*	Axon Enterprise Inc.	79,323	41,864
*,1	AeroVironment Inc.	270,531	40,409
	Rockwell Automation Inc.	83,990	40,322
*	Construction Partners Inc. Class A	380,500	39,325
	Watts Water Technologies Inc. Class A	112,976	39,066
*	GXO Logistics Inc.	762,515	38,248
*	Vicor Corp.	178,757	37,069
	JB Hunt Transport Services Inc.	135,542	36,834
*	Legence Corp. Class A	545,025	34,843
	EnerSys	179,153	33,331
*	SiteOne Landscape Supply Inc.	347,668	32,834
	Hubbell Inc.	68,401	32,323
	Atmus Filtration Technologies Inc.	615,246	31,765
*	Trex Co. Inc.	727,000	31,523
*	SPX Technologies Inc.	142,959	31,397
	Maximus Inc.	501,918	30,241
	ESCO Technologies Inc.	94,555	29,812
	Powell Industries Inc.	141,136	29,452
	Herc Holdings Inc.	185,116	27,793
*	MYR Group Inc.	81,814	27,262
*,1	Arxis Inc. Class A	500,000	27,150
*	Xometry Inc. Class A	310,736	26,636
*	Generac Holdings Inc.	132,508	26,119
*	Casella Waste Systems Inc. Class A	288,918	25,919
*	Forgent Power Solutions Inc. Class A	740,330	24,631
	AZZ Inc.	169,683	24,557
	EMCOR Group Inc.	29,311	23,373
	Interface Inc.	664,353	22,761
	CH Robinson Worldwide Inc.	149,971	22,155
	Comfort Systems USA Inc.	12,705	21,976
*	Everus Construction Group Inc.	171,053	21,455
	Enpro Inc.	65,987	20,715
	Mueller Industries Inc.	298,617	19,831
	Griffon Corp.	229,383	19,766
	VSE Corp.	94,900	18,448
*	FTI Consulting Inc.	113,396	18,073
	JBT Marel Corp.	128,405	17,780

		Shares	Market Value ($000)
*	American Airlines Group Inc.	1,151,205	17,579
*	Voyager Technologies Inc. Class A	675,792	16,577
*	Blue Bird Corp.	205,763	15,307
	Timken Co.	111,000	15,268
	Hexcel Corp.	146,617	15,094
	Vertiv Holdings Co. Class A	59,490	14,371
	Genpact Ltd.	386,198	13,583
	Mueller Water Products Inc. Class A	537,154	13,558
*	Paylocity Holding Corp.	97,738	13,478
*	V2X Inc.	149,334	13,476
*	Amprius Technologies Inc.	1,378,248	13,231
	Esab Corp.	148,911	12,885
	Booz Allen Hamilton Holding Corp.	179,747	12,532
	Federal Signal Corp.	98,530	12,311
	McGrath RentCorp.	104,672	12,053
	Brink's Co.	101,463	12,018
*	Planet Labs PBC	575,421	11,785
	Valmont Industries Inc.	22,046	10,620
	Allison Transmission Holdings Inc.	87,825	10,059
*	Allegiant Travel Co.	99,590	9,768
*	American Superconductor Corp.	312,267	9,171
*	DXP Enterprises Inc.	55,486	8,712
*	Alaska Air Group Inc.	177,887	8,441
	Exponent Inc.	122,332	8,178
	Simpson Manufacturing Co. Inc.	40,540	7,611
*	Shoals Technologies Group Inc. Class A	866,752	7,575
*	Legalzoom.com Inc.	961,914	7,570
	Toro Co.	80,879	7,430
*	Astronics Corp.	98,701	6,859
*	Willdan Group Inc.	99,961	6,850
*	CoreCivic Inc.	226,134	6,761
	ArcBest Corp.	45,027	6,500
*	Healthcare Services Group Inc.	255,429	5,951
*	Plug Power Inc.	2,839,984	5,850
	Donaldson Co. Inc.	61,745	5,819
	Allient Inc.	60,886	5,325
*	Upwork Inc.	576,382	5,280
*	Dycom Industries Inc.	12,216	4,899
*	Core & Main Inc. Class A	100,287	4,410
	Trinity Industries Inc.	138,196	4,317
*	IES Holdings Inc.	5,794	4,314
*,1	York Space Systems Inc.	287,514	4,235
*	Ducommun Inc.	23,321	4,175
	Park Aerospace Corp.	117,842	3,995
*	MDA Space Ltd. (XTSE)	123,832	3,746
*	Innodata Inc.	55,901	3,512
	Pitney Bowes Inc.	196,374	3,442
	Zurn Elkay Water Solutions Corp. Class C	65,788	3,323
	Preformed Line Products Co.	8,998	3,212
	Landstar System Inc.	18,101	3,164
*	Hawkeye 360 Inc.	140,611	2,981
	Helios Technologies Inc.	36,348	2,832
*	Mercury Systems Inc.	28,947	2,811
*	Graham Corp.	25,934	2,487
	Douglas Dynamics Inc.	54,458	2,403
	Enerpac Tool Group Corp.	67,232	2,403
*	ExlService Holdings Inc.	70,170	2,381
	Costamare Inc.	135,918	2,118
*	NWPX Infrastructure Inc.	16,921	2,083
*	Energy Recovery Inc.	227,543	1,968
*,1	Sidus Space Inc. Class A	1,078,537	1,898
*	Array Technologies Inc.	342,758	1,789
*	Liquidity Services Inc.	45,518	1,774
*	Redwire Corp.	175,084	1,509
*	Intuitive Machines Inc.	116,745	1,441
*	Astronics Corp. Class B	19,740	1,362
	Kforce Inc.	22,236	1,262
	Kennametal Inc.	36,859	1,252
*,1	Eos Energy Enterprises Inc.	355,292	1,201
*,1	Velo3D Inc.	108,735	1,101

		Shares	Market Value ($000)
*	Cimpress plc	11,021	1,088
	CRA International Inc.	5,734	1,027
*,1	Red Cat Holdings Inc.	114,632	863
*	Janus International Group Inc.	159,457	818
*,1	Starfighters Space Inc.	198,156	703
*	Franklin Covey Co.	32,242	692
*	Solv Energy Inc. Class A	24,035	683
*	Satellogic Inc. Class A	189,005	677
*	IBEX Holdings Ltd.	18,504	654
	Insteel Industries Inc.	17,399	533
			4,687,310
Information Technology (20.3%)
*	MACOM Technology Solutions Holdings Inc.	836,527	210,336
*	Guidewire Software Inc.	1,198,898	182,161
*	Lattice Semiconductor Corp.	1,455,185	180,836
*	DigitalOcean Holdings Inc.	1,198,545	140,829
*	Procore Technologies Inc.	2,485,594	136,136
*	Everpure Inc. Class A	1,628,759	125,691
*	Teledyne Technologies Inc.	175,914	115,324
*	Viavi Solutions Inc.	2,895,460	106,987
*	Rubrik Inc. Class A	1,386,596	100,334
*	Semtech Corp.	851,480	100,321
*	Onto Innovation Inc.	380,247	98,324
*	Manhattan Associates Inc.	501,572	95,981
*	Rambus Inc.	1,049,546	95,540
	Advanced Energy Industries Inc.	310,680	89,948
	Littelfuse Inc.	202,277	89,433
*	Unity Software Inc.	2,734,446	86,709
*	Dynatrace Inc.	1,930,759	85,571
*	Credo Technology Group Holding Ltd.	377,746	78,190
*	Fabrinet	179,099	77,982
*	SiTime Corp.	138,287	74,011
	Power Integrations Inc.	1,143,891	69,446
*	Ambarella Inc.	785,344	67,540
*	Klaviyo Inc. Class A	3,227,644	57,581
	Cognex Corp.	853,970	55,713
*	JFrog Ltd.	698,200	55,709
*	Cirrus Logic Inc.	415,459	53,740
*	Allegro MicroSystems Inc.	1,275,922	52,951
*	SentinelOne Inc. Class A	2,614,653	49,835
*	nCino Inc.	2,540,529	46,898
*	Okta Inc.	316,120	44,867
*	Varonis Systems Inc.	1,117,132	44,629
	InterDigital Inc.	140,780	42,913
	Clear Secure Inc. Class A	769,257	42,494
*	Extreme Networks Inc.	1,383,835	41,709
*	Astera Labs Inc.	131,343	40,878
*	Cipher Digital Inc.	1,747,345	39,001
	Belden Inc.	284,874	35,339
*	Coherent Corp.	118,698	31,205
*	Elastic NV	472,301	31,073
*,1	SailPoint Inc.	1,740,055	29,181
*	Zeta Global Holdings Corp. Class A	1,345,869	29,071
	Bel Fuse Inc. Class B	106,508	28,967
*	Commvault Systems Inc.	242,426	28,558
*	nLight Inc.	412,073	28,351
*,1	Quantinuum Inc. Class A	550,192	28,285
	MKS Inc.	94,599	28,138
*	Workiva Inc.	432,475	25,862
*	Nutanix Inc. Class A	432,369	25,514
*	Hut 8 Corp.	233,372	25,118
*,1	D-Wave Quantum Inc.	1,385,969	25,058
*	Ciena Corp.	64,840	24,448
*	MongoDB Inc.	71,618	24,170
*	Tyler Technologies Inc.	77,649	24,040
	Microchip Technology Inc.	322,464	23,956
*	HubSpot Inc.	100,148	23,771
*	MaxLinear Inc.	344,368	23,011
*,1	Wix.com Ltd.	409,490	22,534

		Shares	Market Value ($000)
	Entegris Inc.	187,595	22,333
*	Terawulf Inc.	1,256,548	22,191
*	Plexus Corp.	86,809	21,819
	Skyworks Solutions Inc.	338,661	21,092
	Jabil Inc.	66,787	21,041
*	Appfolio Inc. Class A	114,327	20,601
*	TTM Technologies Inc.	177,578	20,500
*	Braze Inc. Class A	785,511	19,575
*	Tenable Holdings Inc.	595,592	19,440
*	Teradata Corp.	627,057	19,433
*	FormFactor Inc.	174,378	18,519
*	Ultra Clean Holdings Inc.	215,200	17,928
*	Five9 Inc.	647,433	17,811
	Silicon Motion Technology Corp. ADR	69,410	17,602
*	Penguin Solutions Inc.	307,444	16,181
*	Digi International Inc.	230,697	16,084
*,1	Rigetti Computing Inc.	1,064,493	15,914
*	Riot Platforms Inc.	778,851	15,709
*	Samsara Inc. Class A	403,951	15,055
	Kulicke & Soffa Industries Inc.	157,572	14,055
*	Sanmina Corp.	74,449	13,815
*	Appian Corp. Class A	499,912	13,478
*	CCC Intelligent Solutions Holdings Inc.	2,194,756	13,366
*	Descartes Systems Group Inc.	168,479	12,663
*	Zscaler Inc.	82,627	12,493
	Adeia Inc.	461,454	12,298
*,1	Netskope Inc. Class A	960,700	12,095
*	AXT Inc.	191,473	11,571
*	Mirion Technologies Inc.	736,113	11,027
*	Mitek Systems Inc.	650,997	10,872
	RingCentral Inc. Class A	194,932	10,842
*	Harmonic Inc.	894,613	10,333
*	BlackLine Inc.	313,402	9,841
*	PTC Inc.	70,860	9,722
*	Tower Semiconductor Ltd.	43,489	9,553
*	Gitlab Inc. Class A	274,755	9,482
*	Itron Inc.	94,222	9,390
*	BILL Holdings Inc.	205,329	9,267
*	Alarm.com Holdings Inc.	167,035	9,145
*	Applied Optoelectronics Inc.	94,547	8,918
*	Ichor Holdings Ltd.	116,068	8,736
	A10 Networks Inc.	294,337	8,704
*	Sprout Social Inc. Class A	993,497	8,524
*	Novanta Inc.	56,140	8,003
*	Core Scientific Inc.	385,243	7,982
*	PagerDuty Inc.	736,316	7,790
*	Photronics Inc.	253,057	7,665
*	Arlo Technologies Inc.	512,620	7,546
*	OSI Systems Inc.	33,177	7,345
*	Asana Inc. Class A	859,961	7,155
*	Cohu Inc.	146,432	7,027
*	AvePoint Inc.	530,864	6,917
*	GoDaddy Inc. Class A	83,437	6,904
*	Agilysys Inc.	62,032	6,523
*	Calix Inc.	177,108	6,358
*,1	Applied Digital Corp.	226,121	6,193
*	Lumentum Holdings Inc.	8,491	6,062
*	Q2 Holdings Inc.	95,369	5,805
*	Intapp Inc.	174,371	5,700
*	Diodes Inc.	68,014	5,599
*	Axcelis Technologies Inc.	41,884	5,461
*	Fastly Inc. Class A	230,310	5,219
	Pegasystems Inc.	170,053	5,195
*	CEVA Inc.	156,329	5,104
*	Impinj Inc.	32,190	4,872
*	ADTRAN Holdings Inc.	569,720	4,848
*	Rapid7 Inc.	463,119	4,469
*	AppLovin Corp. Class A	10,896	4,314
*	Evolv Technologies Holdings Inc.	776,818	4,296
*	Freshworks Inc. Class A	371,937	4,223

		Shares	Market Value ($000)
*	Arteris Inc.	130,266	3,892
*	Yext Inc.	688,091	3,757
*	BlackBerry Ltd.	439,457	3,735
*	Kyndryl Holdings Inc.	262,544	3,557
*	Commerce.com Inc.	1,097,342	3,435
*	Ouster Inc.	80,230	3,130
*	Qualys Inc.	21,454	3,105
*	eGain Corp.	440,680	3,005
*	Ambiq Micro Inc.	41,432	2,635
*	8x8 Inc.	1,265,102	2,404
*	Progress Software Corp.	58,277	2,365
*,1	Rackspace Technology Inc.	555,628	2,295
*	Corsair Gaming Inc.	212,625	2,256
*,1	Domo Inc. Class B	608,484	2,245
*	Digital Turbine Inc.	248,579	2,004
*	PDF Solutions Inc.	43,265	1,994
*	Insight Enterprises Inc.	14,911	1,922
*,1	SoundHound AI Inc. Class A	282,422	1,731
	Amkor Technology Inc.	33,599	1,676
	NVE Corp.	10,901	1,267
	OneSpan Inc.	80,573	1,247
*	Navitas Semiconductor Corp.	101,355	1,101
*	Weave Communications Inc.	156,920	1,026
*	Aehr Test Systems	12,224	978
*,1	Quantum Computing Inc.	118,690	961
*	Alpha & Omega Semiconductor Ltd.	26,248	833
*	inTEST Corp.	58,088	717
*	Atomera Inc.	127,243	657
*	Bitdeer Technologies Group Class A	61,507	647
*	Viant Technology Inc. Class A	48,966	576
*	Upland Software Inc.	23,341	102
			4,487,046
Materials (2.8%)
	Cabot Corp.	1,056,891	93,028
*	James Hardie Industries plc	3,533,717	92,901
	Methanex Corp.	1,460,884	81,152
	Hudbay Minerals Inc.	2,527,911	57,510
	Element Solutions Inc.	1,023,705	37,601
	Balchem Corp.	169,507	28,402
	Solstice Advanced Materials Inc.	413,996	24,910
*	Constellium SE	885,343	24,595
	Kaiser Aluminum Corp.	132,469	21,153
*	Knife River Corp.	243,900	17,846
	Myers Industries Inc.	433,159	14,797
*	Century Aluminum Co.	281,088	12,584
	United States Lime & Minerals Inc.	98,240	10,836
*	USA Rare Earth Inc.	634,125	9,480
	Coeur Mining Inc.	627,353	9,354
	NewMarket Corp.	10,111	8,596
	Alamos Gold Inc. Class A	286,856	7,983
	RPM International Inc.	73,883	7,911
*	Almonty Industries Inc.	706,102	7,810
*	SSR Mining Inc. (XTSE)	242,399	6,210
	Aura Minerals Inc.	92,135	5,028
*	Ingevity Corp.	64,128	4,688
	Innospec Inc.	44,147	3,796
*,1	US Antimony Corp.	681,522	3,455
	Hecla Mining Co.	239,597	3,383
	Materion Corp.	15,387	3,244
	Chemours Co.	176,879	2,938
*	Compass Minerals International Inc.	94,665	2,777
*	O-I Glass Inc.	303,460	2,170
*	Hycroft Mining Holding Corp. Class A	79,179	1,546
*	Ecovyst Inc.	65,536	790
	Orion SA	112,449	759
			609,233
Other (1.1%)
[3]	Vanguard Morningstar Small-Cap ETF	787,375	232,386

		Shares	Market Value ($000)
Real Estate (2.3%)
	CareTrust REIT Inc.	2,244,572	94,137
	Phillips Edison & Co. Inc.	2,096,687	89,088
	Rexford Industrial Realty Inc.	2,103,660	79,455
	American Healthcare REIT Inc.	1,356,811	75,439
	Essential Properties Realty Trust Inc.	2,231,323	69,818
	Acadia Realty Trust	1,726,056	38,784
*	Jones Lang LaSalle Inc.	58,735	20,853
	Outfront Media Inc.	421,984	13,449
	DiamondRock Hospitality Co.	996,542	13,194
	Xenia Hotels & Resorts Inc.	623,461	12,831
*	Compass Inc. Class A	366,178	4,171
	RMR Group Inc. Class A	56,973	1,085
	Sunstone Hotel Investors Inc.	71,110	837
	Tanger Inc.	20,418	830
	Gladstone Commercial Corp.	64,950	812
*	Opendoor Technologies Inc.	211,308	797
	St. Joe Co.	10,016	623
			516,203
Utilities (1.0%)
	NiSource Inc.	1,804,339	80,167
	IDACORP Inc.	527,676	75,410
*,1	Fervo Energy Co. Class A	1,191,830	26,864
*	Talen Energy Corp.	54,249	18,125
	American States Water Co.	123,004	10,534
	Otter Tail Corp.	85,410	7,552
	MGE Energy Inc.	9,849	783
			219,435
Total Common Stocks (Cost $16,968,867)			21,716,951
Temporary Cash Investments (2.5%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund, 3.718%	4,361,285	436,085
		Face Amount ($000)
Repurchase Agreements (0.5%)
	Deutsche Bank Securities, Inc. 3.650%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $54,016, collateralized by U.S. Treasury Obligations 4.000%–4.125%,5/31/2030–10/31/2031, with a value of $55,080)	54,000	54,000
	HSBC Bank USA 3.650%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $56,717, collateralized by U.S. Government Agency Obligations 1.500%–6.000%, 2/1/2048–12/1/2055, with a value of $57,834)	56,700	56,700
			110,700
Total Temporary Cash Investments (Cost $546,770)			546,785
Total Investments (100.7%) (Cost $17,515,637)			22,263,736
Other Assets and Liabilities—Net (-0.7%)			(146,155)
Net Assets (100%)			22,117,581
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $148,465.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $157,731 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	1,054	154,833	(1,471)
E-mini S&P 500 Index	September 2026	15	5,639	(82)
				(1,553)
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,716,856	—	95	21,716,951
Temporary Cash Investments	436,085	110,700	—	546,785
Total	22,152,941	110,700	95	22,263,736
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,553)	—	—	(1,553)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	304,600	NA1	NA1	10	(30)	7,911	—	436,085
Vanguard Morningstar Small-Cap ETF[2]	267,713	652,665	713,010	83,852	(58,834)	2,175	—	232,386
Total	572,313	652,665	713,010	83,862	(58,864)	10,086	—	668,471
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	In July 2026, Vanguard Small-Cap ETF changed its name to Vanguard Morningstar Small-Cap ETF.